Business Segments - Schedule of Segment Revenues Reconciled to Consolidated Amounts (Detail) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 426	$ 415	$ 407	$ 391	$ 370	$ 381	$ 373	$ 360	$ 361	$ 1,264	$ 1,168	$ 1,583	$ 1,475	$ 1,317
Cost reimbursements	34		33							102	94	126	110	107
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	400		382							1,186	1,094	1,482	1,385	1,225
Operating segments | Real estate sales and financing
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	310		301							916	843	1,143	1,078	942
Operating segments | Resort operations and club management
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	90		81							270	251	339	307	283
Segment Reconciling Items
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost reimbursements	34		33							102	94	126	110	107
Intersegment eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (8)		$ (8)							$ (24)	$ (20)	$ (25)	$ (20)	$ (15)